Leases	12 Months Ended
Mar. 29, 2026
Leases, Assets And Liabilities [Abstract]
Leases	Leases
Right-of-use assets
The following table presents changes in the cost and the accumulated depreciation of the Company’s right-of-use assets:

	Retail stores	Manufacturing facilities	Other	Total
Cost	$	$	$	$
March 31, 2024	450.3	44.2	60.9	555.4
Additions	53.8	—	3.9	57.7
Lease modifications	11.8	5.3	1.4	18.5
Derecognition on termination	(22.0)	—	(1.7)	(23.7)
Impact of foreign currency translation	26.5	0.1	1.4	28.0
March 30, 2025	520.4	49.6	65.9	635.9
Additions	119.1	—	5.9	125.0
Lease modifications	9.2	7.4	0.2	16.8
Derecognition on termination	(38.6)	(3.1)	(8.6)	(50.3)
Impact of foreign currency translation	(3.5)	—	—	(3.5)
March 29, 2026	606.6	53.9	63.4	723.9

	Retail stores	Manufacturing facilities	Other	Total
Accumulated depreciation	$	$	$	$
March 31, 2024	229.7	24.0	21.9	275.6
Depreciation	70.5	5.6	8.2	84.3
Derecognition on termination	(19.9)	—	(0.5)	(20.4)
Impairment losses	1.5	—	—	1.5
Impact of foreign currency translation	13.9	—	0.8	14.7
March 30, 2025	295.7	29.6	30.4	355.7
Depreciation	74.0	6.1	7.9	88.0
Derecognition on termination	(38.6)	(1.8)	(8.6)	(49.0)
Impairment losses	4.4	—	—	4.4
Impact of foreign currency translation	(1.0)	—	(0.2)	(1.2)
March 29, 2026	334.5	33.9	29.5	397.9

Net book value
March 30, 2025	224.7	20.0	35.5	280.2
March 29, 2026	272.1	20.0	33.9	326.0
Impairment losses of $8.4m and $2.8m were recognized for the years ended March 29, 2026 and March 30, 2025, respectively. These were recorded within the DTC segment and included in SG&A expenses in the statements of income. These impairments arose primarily as a result of lower than anticipated store performance, which negatively impacted forecasted cash flows. As a result, the Company may elect to close certain underperforming stores prior to the end of their original lease terms.
Lease liabilities
The following table presents the changes in the Company's lease liabilities:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
March 31, 2024	255.7	23.8	51.0	330.5
Additions	52.2	—	3.9	56.1
Lease modifications	11.7	5.4	1.4	18.5
Derecognition on termination	(2.7)	—	(1.2)	(3.9)
Principal payments	(71.4)	(6.0)	(8.3)	(85.7)
Impact of foreign currency translation	14.5	0.1	0.7	15.3
March 30, 2025	260.0	23.3	47.5	330.8
Additions	111.3	—	5.9	117.2
Lease modifications	9.2	7.4	0.2	16.8
Derecognition on termination	—	—	—	—
Principal payments	(72.9)	(6.1)	(8.2)	(87.2)
Impact of foreign currency translation	(3.2)	—	0.2	(3.0)
March 29, 2026	304.4	24.6	45.6	374.6
Lease liabilities are classified as current and non-current liabilities as follows:

	Retail stores	Manufacturing facilities	Other	Total
	$	$	$	$
Current lease liabilities	70.3	6.1	7.5	83.9
Non-current lease liabilities	189.7	17.2	40.0	246.9
March 30, 2025	260.0	23.3	47.5	330.8

Current lease liabilities	77.1	7.6	8.1	92.8
Non-current lease liabilities	227.3	17.0	37.5	281.8
March 29, 2026	304.4	24.6	45.6	374.6
In the year ended March 29, 2026, $55.6m of lease payments were not included in the measurement of lease liabilities (March 30, 2025 - $40.5m, March 31, 2024 - $39.6m). The majority of these balances related to short-term leases and variable rent payments, which are expensed as incurred.